Investment in securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Investment in securities

Amortised Cost, Carrying Amount and Fair Value
On the consolidated balance sheets, trading and available-for-sale ("AFS") investments are carried at fair value and held-to-maturity ("HTM") investments are carried at amortised cost.

	31 December 2016				31 December 2015
	Amortised cost	Gross unrealised gains	Gross unrealised losses	Fair value	Amortised cost	Gross unrealised gains	Gross unrealised losses	Fair value
Trading
US government and federal agencies	—	—	—	—	278,500	2,347	(1,504)	279,343
Non-US governments debt securities	—	—	—	—	7,483	6	—	7,489
Asset-backed securities - Student loans	—	—	—	—	28,845	—	(560)	28,285
Mutual funds	5,724	1,091	(502)	6,313	5,739	903	(460)	6,182
Total trading	5,724	1,091	(502)	6,313	320,567	3,256	(2,524)	321,299

Available-for-sale
US government and federal agencies	2,448,207	6,773	(24,578)	2,430,402	1,399,456	8,812	(3,769)	1,404,499
Non-US governments debt securities	27,895	178	(1,053)	27,020	29,275	300	—	29,575
Corporate debt securities	513,881	2,139	(1,545)	514,475	505,139	3,779	(2,774)	506,144
Asset-backed securities - Student loans	13,290	—	(797)	12,493	13,291	—	(1,130)	12,161
Commercial mortgage-backed securities	151,855	43	(1,352)	150,546	153,046	9	(4,329)	148,726
Residential mortgage-backed securities	200,288	56	(2,542)	197,802	101,382	—	(1,138)	100,244
Total available-for-sale	3,355,416	9,189	(31,867)	3,332,738	2,201,589	12,900	(13,140)	2,201,349

Held-to-maturity¹
US government and federal agencies	1,061,103	2,528	(16,803)	1,046,828	701,282	5,365	(5,152)	701,495
Total held-to-maturity	1,061,103	2,528	(16,803)	1,046,828	701,282	5,365	(5,152)	701,495
¹ For the years ended 31 December 2016, 2015 and 2014, non-credit impairments recognised in accumulated other comprehensive loss ("AOCL") for HTM investments were nil.

Investments with Unrealised Loss Positions
The Bank does not believe that the AFS and HTM investment securities that were in an unrealised loss position as of 31 December 2016 (and 31 December 2015), which were comprised of 170 securities representing 76% of the AFS and HTM portfolios' fair value, (31 December 2015: 99 and 54%, respectively), represent an OTTI. Total gross unrealised losses were 1.5% of the fair value of affected securities (31 December 2015: 1.1%) and were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to the credit quality of the investment securities. Due to a strategic change in the investment portfolio composition during the year ended 31 December 2015, several AFS securities were sold while being in an unrealised loss position. The Bank considers this to be a one-time event, and has determined that it is more likely than not that the Bank will not be required to sell, nor does the Bank have the intent to sell any of the remaining investment securities before recovery of the amortised cost basis. The following describes the processes for identifying credit impairment in security types with the most significant unrealised losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

The unrealised losses in Corporate debt securities relate primarily to 12 debt securities that are all of investment grade with ratings ranging from BBB+ to A. Management believes that the value of these securities will recover and the current unrealised loss positions are a result of interest rate movements.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralised by Federal Family Education Loan Program loans (“FFELP loans”). FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralisation, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Commercial mortgage-backed securities relate to 10 senior securities rated AAA and 1 senior security rated A that possess significant subordination, a form of credit enhancement expressed hereafter as the percentage of pool losses that can occur before the senior securities held by the Bank will incur its first dollar of principal loss. No credit losses were recognised on these securities as the credit support and the weighted average loan-to-value ratios ("LTV") range from 5% - 36% and 25% - 60%, respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.

Investments in Residential mortgage-backed securities relate to 13 securities which are rated AAA or AA+ and possess significant credit enhancement as described above. No credit losses were recognised on these securities as there are no delinquencies over 60 days on the underlying mortgages and the weighted average credit support and LTV ratios range from 5% - 18% and 56% - 68%, respectively.

In the following tables, debt securities with unrealised losses that are not deemed to be OTTI are categorised as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortised cost basis. During 2016, Management revised the methodology for considering the time period during which an investment has been in an unrealized loss by looking at monthly positions rather than annually. The 2015 comparative have been restated using the new methodology.

	Less than 12 months		12 months or more
31 December 2016	Fair value	Gross unrealised losses	Fair value	Gross unrealised losses	Total fair value	Total gross unrealised losses
Available-for-sale securities with unrealised losses
US government and federal agencies	1,558,636	(21,932)	266,094	(2,646)	1,824,730	(24,578)
Non-US governments debt securities	21,681	(1,053)	—	—	21,681	(1,053)
Corporate debt securities	214,506	(1,545)	—	—	214,506	(1,545)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	134,195	(1,352)	—	—	134,195	(1,352)
Residential mortgage-backed securities	181,556	(2,542)	—	—	181,556	(2,542)
Total available-for-sale securities with unrealised losses	2,110,574	(28,424)	278,587	(3,443)	2,389,161	(31,867)

Held-to-maturity securities with unrealised losses
US government and federal agencies	937,080	(16,803)	—	—	937,080	(16,803)

	Less than 12 months		12 months or more
31 December 2015	Fair value	Gross unrealised losses	Fair value	Gross unrealised losses	Total fair value	Total gross unrealised losses
Available-for-sale securities with unrealised losses
US government and federal agencies	449,609	(2,258)	92,554	(1,511)	542,163	(3,769)
Corporate debt securities	253,991	(1,480)	38,706	(1,294)	292,697	(2,774)
Asset-backed securities - Student loans	—	—	12,160	(1,130)	12,160	(1,130)
Commercial mortgage-backed securities	138,217	(4,007)	9,605	(322)	147,822	(4,329)
Residential mortgage-backed securities	90,220	(660)	10,024	(478)	100,244	(1,138)
Total available-for-sale securities with unrealised losses	932,037	(8,405)	163,049	(4,735)	1,095,086	(13,140)

Held-to-maturity securities with unrealised losses
US government and federal agencies	459,623	(5,152)	—	—	459,623	(5,152)

Investment Maturities
The following table presents the remaining maturities of the Bank’s securities. The maturities are contractual for securities other than mortgage-backed securities. For mortgage-backed securities (primarily US government agencies), management presents the maturity date as the mid-point between the reporting and expected contractual maturity date which is determined assuming no future prepayments. By using the aforementioned mid-point, this date represents management’s best estimate of the date by which the remaining principal balance will be repaid given future principal repayments of such securities. The actual maturities may differ due to the uncertainty of the timing when borrowers make prepayments on the underlying mortgages.

	Remaining term to maturity
31 December 2016	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,313	6,313
Total trading	—	—	—	—	—	6,313	6,313

Available-for-sale
US government and federal agencies	—	6,364	87,257	653,603	1,683,178	—	2,430,402
Non-US governments debt securities	—	1,371	3,967	21,682	—	—	27,020
Corporate debt securities	22,009	88,169	404,297	—	—	—	514,475
Asset-backed securities - Student loans	—	—	—	—	12,493	—	12,493
Commercial mortgage-backed securities	—	—	38,418	112,128	—	—	150,546
Residential mortgage-backed securities	—	—	—	—	197,802	—	197,802
Total available-for-sale	22,009	95,904	533,939	787,413	1,893,473	—	3,332,738

Held-to-maturity
US government and federal agencies	—	—	10,688	31,154	1,019,261	—	1,061,103
Total investments	22,009	95,904	544,627	818,567	2,912,734	6,313	4,400,154

Total by currency
US dollars	22,009	95,904	544,627	818,567	2,912,734	6,091	4,399,932
Other	—	—	—	—	—	222	222
Total investments	22,009	95,904	544,627	818,567	2,912,734	6,313	4,400,154

	Remaining term to maturity
31 December 2015	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Carrying amount
Trading
US government and federal agencies	—	24,874	8,497	53,248	192,724	—	279,343
Non-US governments debt securities	7,489	—	—	—	—	—	7,489
Asset-backed securities - Student loans	—	—	28,285	—	—	—	28,285
Mutual funds	—	—	—	—	—	6,182	6,182
Total trading	7,489	24,874	36,782	53,248	192,724	6,182	321,299

Available-for-sale
US government and federal agencies	—	—	126,163	202,385	1,075,951	—	1,404,499
Non-US governments debt securities	—	1,360	5,399	22,816	—	—	29,575
Corporate debt securities	60,493	55,649	351,296	38,706	—	—	506,144
Asset-backed securities - Student loans	—	—	—	—	12,161	—	12,161
Commercial mortgage-backed securities	—	—	—	42,532	106,194	—	148,726
Residential mortgage-backed securities	—	—	—	—	100,244	—	100,244
Total available-for-sale	60,493	57,009	482,858	306,439	1,294,550	—	2,201,349

Held-to-maturity
US government and federal agencies	—	—	—	45,664	655,618	—	701,282
Total investments	67,982	81,883	519,640	405,351	2,142,892	6,182	3,223,930

Total by currency
US dollars	67,982	81,883	519,640	405,351	2,142,892	5,903	3,223,651
Other	—	—	—	—	—	279	279
Total investments	67,982	81,883	519,640	405,351	2,142,892	6,182	3,223,930

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	31 December 2016		31 December 2015
Pledged Investments	Amortised cost	Fair value	Amortised cost	Fair value
Available-for-sale	211,342	212,995	304,493	307,513
Held-to-maturity	320,942	315,635	372,546	372,868

Sale Proceeds and Realised Gains and Losses of AFS Securities

	Year ended
	31 December 2016
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	59,939	1,013	(76)
Residential mortgage-backed securities	—	—	—
Pass-through note	609	609	—
Net realised gains (losses) recognised in net income	60,548	1,622	(76)

	Year ended
	31 December 2015
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	232,372	—	(4,465)
Residential mortgage-backed securities	6,056	—	(270)
Pass-through note	328	328	—
Net realised gains (losses) recognised in net income	238,756	328	(4,735)

	Year ended
	31 December 2014
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	96,031	—	(52)
Pass-through note	34,422	8,732	—
Net realised gains (losses) recognised in net income	130,453	8,732	(52)

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.